Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [Abstract]
Schedule of share capital
	December 31, 2022		December 31, 2021
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	44,832,843	70,000,000	44,799,794

Schedule of movement in share capital
Number of
shares

Balance as of January 1, 2021	44,742,963

Issue of shares	-
Exercise of options into shares	4,293
Vesting of restricted shares	52,538
Balance as of December 31, 2021	44,799,794

Issue of shares	-
Exercise of options into shares	1,421
Vesting of restricted shares	31,628

Balance as of December 31, 2022	44,832,843